World Omni Select Auto Trust 2019-A
Monthly Servicer Certificate
March 31, 2020

Dates Covered
Collections Period	03/01/20 - 03/31/20
Interest Accrual Period	03/16/20 - 04/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	04/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/29/20	634,799,101.19	27,264.00
Principal Payments	20,605,984.42	590.00
Defaulted Receivables	4,086,230.13	185.00
Repurchased Accounts	0.00	0.00
Pool Balance at 03/31/20	610,106,886.64	26,489.00

Pool Statistics	$ Amount	# of Accounts
Pool Factor	81.96%
Prepayment ABS Speed	2.02%
Aggregate Starting Principal Balance	744,382,102.38	30,000

Delinquent Receivables:
Past Due 31-60 days	18,485,958.20	833
Past Due 61-90 days	6,432,912.37	300
Past Due 91-120 days	1,615,167.46	86
Past Due 121+ days	0.00	0
Total	26,534,038.03	1,219

Total 31+ Delinquent as % Ending Pool Balance	4.35%
Total 61+ Delinquent as % Ending Pool Balance	1.32%
Delinquency Trigger Occurred	NO

Recoveries	2,034,538.20
Aggregate Net Losses/(Gains) - March 2020	2,051,691.93
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	3.88%
Prior Net Losses Ratio	3.95%
Second Prior Net Losses Ratio	3.58%
Third Prior Net Losses Ratio	2.29%
Four Month Average	3.43%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.08%

Overcollateralization Target Amount	79,313,895.26
Actual Overcollateralization	70,727,722.01
Weighted Average APR	8.96%
Weighted Average Remaining Term	61.92

Flow of Funds	$ Amount

Collections	26,896,653.11
Investment Earnings on Cash Accounts	5,753.58
Servicing Fee	0.00
Transfer to Collection Account	0.00
Available Funds	26,902,406.69

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per calendar year)	0.00
(2) Class A Interest	669,372.75
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	107,704.33
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	75,307.17
(7) Noteholders' Third Priority Principal Distributable Amount	0.00
(8) Class D Interest	69,908.42
(9) Noteholders' Fourth Priority Principal Distributable Amount	0.00
(10) Class E Interest	0.00
(11) Noteholders' Fifth Priority Principal Distributable Amount	0.00
(12) Required Reserve Account	0.00
(13) Noteholders' Principal Distributable Amount	25,318,864.96
(14) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(15) Distribution to Certificateholders	0.00
(16) Collection Account Redeposits	661,249.06

Total Distributions of Available Funds	26,902,406.69

Servicing Fee	0.00
Unpaid Servicing Fee	661,249.06
Change in amount of the unpaid servicing fee from the prior period	661,249.06

Note Balances & Note Factors	$ Amount

Original Class A	541,890,000.00
Original Class B	59,560,000.00
Original Class C	37,970,000.00
Original Class D	32,390,000.00
Original Class E	16,750,000.00

Total Class A, B, C, D, & E
Note Balance @ 03/16/20	564,698,029.59
Principal Paid	25,318,864.96
Note Balance @ 04/15/20	539,379,164.63

Class A-1
Note Balance @ 03/16/20	0.00
Principal Paid	0.00
Note Balance @ 04/15/20	0.00
Note Factor @ 04/15/20	0.0000000%

Class A-2a
Note Balance @ 03/16/20	238,799,325.89
Principal Paid	20,983,442.88
Note Balance @ 04/15/20	217,815,883.01
Note Factor @ 04/15/20	90.0065632%

Class A-2b
Note Balance @ 03/16/20	49,338,703.70
Principal Paid	4,335,422.08
Note Balance @ 04/15/20	45,003,281.62
Note Factor @ 04/15/20	90.0065632%

Class A-3
Note Balance @ 03/16/20	129,890,000.00
Principal Paid	0.00
Note Balance @ 04/15/20	129,890,000.00
Note Factor @ 04/15/20	100.0000000%

Class B
Note Balance @ 03/16/20	59,560,000.00
Principal Paid	0.00
Note Balance @ 04/15/20	59,560,000.00
Note Factor @ 04/15/20	100.0000000%

Class C
Note Balance @ 03/16/20	37,970,000.00
Principal Paid	0.00
Note Balance @ 04/15/20	37,970,000.00
Note Factor @ 04/15/20	100.0000000%

Class D
Note Balance @ 03/16/20	32,390,000.00
Principal Paid	0.00
Note Balance @ 04/15/20	32,390,000.00
Note Factor @ 04/15/20	100.0000000%

Class E
Note Balance @ 03/16/20	16,750,000.00
Principal Paid	0.00
Note Balance @ 04/15/20	16,750,000.00
Note Factor @ 04/15/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	922,292.67
Total Principal Paid	25,318,864.96
Total Paid	26,241,157.63

Class A-1
Coupon	2.12123%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	2.06000%
Interest Paid	409,938.84
Principal Paid	20,983,442.88
Total Paid to A-2a Holders	21,393,381.72

Class A-2b
One-Month Libor	0.70463%
Coupon	1.04%
Interest Paid	42,950.58
Principal Paid	4,335,422.08
Total Paid to A-2b Holders	4,378,372.66

Class A-3
Coupon	2.00000%
Interest Paid	216,483.33
Principal Paid	0.00
Total Paid to A-3 Holders	216,483.33

Class B
Coupon	2.17000%
Interest Paid	107,704.33
Principal Paid	0.00
Total Paid to B Holders	107,704.33

Class C
Coupon	2.38000%
Interest Paid	75,307.17
Principal Paid	0.00
Total Paid to C Holders	75,307.17

Class D
Coupon	2.59000%
Interest Paid	69,908.42
Principal Paid	0.00
Total Paid to D Holders	69,908.42

Class E
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.3394514
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	36.7707461
Total Distribution Amount	38.1101975

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.6939621
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	86.7084417
Total A-2a Distribution Amount	88.4024038

A-2b Interest Distribution Amount	0.8590116
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	86.7084416
Total A-2b Distribution Amount	87.5674532

A-3 Interest Distribution Amount	1.6666666
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6666666

B Interest Distribution Amount	1.8083333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8083333

C Interest Distribution Amount	1.9833334
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.9833334

D Interest Distribution Amount	2.1583334
D Interest Carryover Shortfall	0.0000000
D Principal Distribution Amount	0.0000000
Total D Distribution Amount	2.1583334

E Interest Distribution Amount	0.0000000
E Interest Carryover Shortfall	0.0000000
E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 03/16/20	3,721,910.51
Investment Earnings	2,667.10
Investment Earnings Paid	(2,667.10)
Deposit/(Withdrawal)	-
Balance as of 04/15/20	3,721,910.51
Change	-

Required Reserve Amount	3,721,910.51

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2019-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules.  Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.